INCOME TAXES (Schedule of Loss Before Taxes on Income ) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Domestic loss	$ (167,606)	$ (113,339)	$ (12,643)
Foreign income	30,588	22,010	12,254
Loss before taxes on income	$ (137,018)	$ (91,329)	$ (389)